Income Taxes (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Income Taxes [Abstract]
Profit (loss) before income taxes from continuing operations	$ 126,469	$ 51,056	$ 27,369
Primary tax rate of the Company	23.00%	23.00%	23.00%
Tax calculated according to the Company’s primary tax rate	$ 29,088	$ 11,743	$ 6,295
Increase (decrease) in income taxes Additional tax (tax saving) in respect of:
No controlling share in the profits / losses of investee partnerships	(1,653)	(896)	(531)
Different tax rate of foreign subsidiaries	(2,080)	(1,644)	(2,370)
Non-deductible expenses and exempt income	1,662	3,150	1,853
Exempt income	(1,282)	(1,170)	(354)
Utilization of tax losses and benefits from prior years	924	310	179
Temporary difference in respect of subsidiaries for which deferred taxes were not recognized	3,433	1,270	631
Change in taxes in respect of previous years	(1,847)	143	(77)
Other tax effects for reconciliation between accounting profit and tax expense (income)	183	37	68
Total income taxes from continuing operations as presented in profit or loss	$ (28,428)	$ (12,943)	$ (5,694)